Pension and Other Postretirement Benefit Plans Defined Benefit Plans (Details) - Computer Sciences GS Business - Pension Plan - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 02, 2015	Jan. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Interest cost	$ 637		$ 659	$ 1,273	$ 1,317	$ 2,626	$ 4,004	$ 7,307
Expected return on assets	(1,064)		(1,059)	(2,129)	(2,118)	(4,195)	(5,545)	(7,967)
Net periodic pension benefit	$ (427)		$ (400)	$ (856)	$ (801)	$ 9,035	$ (30,785)	$ 7,321
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount or settlement rates	3.90%		4.60%	3.90%	4.60%	4.50%	4.60%	4.70%
Expected long-term rates of return on assets	7.90%	7.60%	7.60%	7.90%	7.60%	7.60%	7.20%	6.80%
Estimated future employer contributions for remainder of fiscal year				$ 6